Long-Term Deposits (Details) - Schedule of long-term deposits - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of long-term deposits [Abstract]
Rental deposits	$ 149,175	$ 149,175
Prepayments for equipment	147,050	147,050
Total	$ 296,225	$ 296,225